T. ROWE PRICE Small-Cap Index Fund
September 30, 2022 (Unaudited)
1
Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.5%
COMMUNICATION SERVICES 2.7%
Diversified Telecommunication Services 0.6%
Anterix (1) 741 27
ATN International  426 16
Bandwidth, Class A (1) 902 11
Charge Enterprises (1) 5,375 9
Cogent Communications Holdings  1,715 89
Consolidated Communications Holdings (1) 2,847 12
EchoStar, Class A (1) 1,362 22
Globalstar (1) 27,196 43
IDT, Class B (1) 590 15
Iridium Communications (1) 5,114 227
Liberty Latin America, Class A (1) 1,588 10
Liberty Latin America, Class C (1) 5,955 37
Ooma (1) 871 11
Radius Global Infrastructure, Class A (1) 3,067 29
Starry Group Holdings, Class A (1) 909 1
559
Entertainment 0.3%
Cinemark Holdings (1) 4,391 53
IMAX (1) 1,932 27
Liberty Braves, Class A (1)(2) 379 11
Liberty Braves, Class C (1) 1,498 41
Lions Gate Entertainment, Class A (1) 2,253 17
Lions Gate Entertainment, Class B (1) 4,617 32
Madison Square Garden Entertainment (1) 1,021 45
Marcus  908 13
Playstudios (1) 3,033 10
Reservoir Media (1) 782 4
Skillz (1)(2) 12,813 13
266
Interactive Media & Services 0.7%
Arena Group Holdings (1) 434 6
Bumble, Class A (1) 3,409 73
Cargurus (1) 4,054 57
Cars.com (1) 2,685 31
DHI Group (1) 1,637 9
Eventbrite, Class A (1)(2) 2,983 18
EverQuote, Class A (1) 716 5
fuboTV (1)(2) 7,063 25
Leafly Holdings (1) 1,624 1
MediaAlpha, Class A (1) 891 8
T. ROWE PRICE Small-Cap Index Fund

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Outbrain (1) 1,528 6
QuinStreet (1) 2,070 22
Shutterstock  963 48
TrueCar (1) 3,654 5
Vimeo (1) 5,711 23
Vinco Ventures (1)(2) 9,480 9
Wejo Group (1) 878 1
Yelp (1) 2,729 93
Ziff Davis (1) 1,811 124
ZipRecruiter, Class A (1) 3,175 52
616
Media 0.9%
AdTheorent Holding (1) 1,666 4
Advantage Solutions (1) 3,253 7
AMC Networks, Class A (1) 1,172 24
Audacy (1) 4,558 2
Boston Omaha, Class A (1) 885 20
Cardlytics (1) 1,321 12
Clear Channel Outdoor Holdings (1)(2) 14,498 20
Cumulus Media, Class A (1) 708 5
Daily Journal (1) 47 12
Entravision Communications, Class A  2,301 9
EW Scripps, Class A (1) 2,319 26
Gambling.com Group (1) 332 3
Gannett (1) 5,573 9
Gray Television  3,308 47
iHeartMedia, Class A (1) 4,745 35
Innovid (1)(2) 3,221 9
Integral Ad Science Holding (1) 1,462 11
John Wiley & Sons, Class A  1,705 64
Loyalty Ventures (1)(2) 767 1
Magnite (1) 5,207 34
PubMatic, Class A (1) 1,712 28
Scholastic  1,186 36
Sinclair Broadcast Group, Class A  1,594 29
Stagwell (1) 3,116 22
TechTarget (1) 1,117 66
TEGNA  8,957 185
Thryv Holdings (1) 985 22
Urban One (1) 316 2
Urban One, Class D (1) 458 2
WideOpenWest (1) 2,123 26
772
Wireless Telecommunication Services 0.2%
Gogo (1) 1,941 23

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
KORE Group Holdings (1) 1,342 3
Shenandoah Telecommunications  1,927 33
Telephone & Data Systems  4,073 57
United States Cellular (1) 595 15
131
Total Communication Services 2,344
CONSUMER DISCRETIONARY 10.1%
Auto Components 1.3%
Adient (1) 3,835 106
American Axle & Manufacturing Holdings (1) 4,497 31
Dana  5,105 58
Dorman Products (1) 1,058 87
Fox Factory Holding (1) 1,711 135
Gentherm (1) 1,321 66
Goodyear Tire & Rubber (1) 11,141 112
Holley (1)(2) 1,964 8
LCI Industries  989 100
Luminar Technologies (1) 9,789 71
Modine Manufacturing (1) 1,982 26
Motorcar Parts of America (1) 702 11
Patrick Industries  907 40
Solid Power (1) 5,250 28
Standard Motor Products  798 26
Stoneridge (1) 1,032 18
Tenneco, Class A (1) 3,275 57
Visteon (1) 1,121 119
XPEL (1) 860 55
1,154
Automobiles 0.2%
Canoo (1)(2) 5,779 11
Cenntro Electric Group (1)(2) 7,046 7
Faraday Future Intelligent Electric (1)(2) 3,867 2
Fisker (1)(2) 6,453 49
Lordstown Motors, Class A (1)(2) 6,854 12
Mullen Automotive (1) 14,071 5
Winnebago Industries  1,227 65
Workhorse Group (1)(2) 6,182 18
169
Distributors 0.0%
Funko, Class A (1) 1,234 25
Weyco Group  225 5
30

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Diversified Consumer Services 1.0%
2U (1) 2,893 18
Adtalem Global Education (1) 1,780 65
American Public Education (1) 764 7
Beachbody (1)(2) 4,006 4
Carriage Services  537 17
Chegg (1) 5,036 106
Clear Secure, Class A (1)(2) 2,487 57
Coursera (1) 4,476 48
Duolingo (1) 935 89
European Wax Center, Class A (2) 990 18
Frontdoor (1) 3,287 67
Graham Holdings, Class B  152 82
Laureate Education, Class A  4,286 45
Nerdy (1)(2) 2,073 5
OneSpaWorld Holdings (1) 2,562 22
Perdoceo Education (1) 2,653 27
PowerSchool Holdings, Class A (1) 1,777 30
Rover Group (1) 3,549 12
StoneMor (1)(2) 1,273 4
Strategic Education  899 55
Stride (1) 1,612 68
Udemy (1) 2,811 34
Universal Technical Institute (1) 1,239 7
Vivint Smart Home (1) 3,784 25
WW International (1) 2,051 8
920
Hotels, Restaurants & Leisure 2.3%
Accel Entertainment (1) 2,285 18
Bally's (1) 1,444 29
Biglari Holdings, Class B (1) 31 4
BJ's Restaurants (1) 902 21
Bloomin' Brands  3,594 66
Bluegreen Vacations Holding  507 8
Bowlero (1)(2) 1,613 20
Brinker International (1) 1,727 43
Century Casinos (1) 1,060 7
Cheesecake Factory (2) 1,946 57
Chuy's Holdings (1) 759 18
Cracker Barrel Old Country Store  922 85
Dave & Buster's Entertainment (1) 1,734 54
Denny's (1) 2,361 22
Dine Brands Global  586 37
El Pollo Loco Holdings (1) 726 6
Everi Holdings (1) 3,412 55

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
F45 Training Holdings (1) 1,480 5
First Watch Restaurant Group (1) 428 6
Full House Resorts (1) 1,270 7
Golden Entertainment (1) 795 28
Hilton Grand Vacations (1) 3,485 115
Inspirato (1) 995 2
Inspired Entertainment (1) 848 7
International Game Technology (2) 3,942 62
Jack in the Box  846 63
Krispy Kreme (2) 2,865 33
Kura Sushi USA, Class A (1) 176 13
Life Time Group Holdings (1)(2) 1,639 16
Light & Wonder (1) 3,800 163
Lindblad Expeditions Holdings (1)(2) 1,291 9
Monarch Casino & Resort (1) 517 29
NEOGAMES (1) 531 7
Noodles (1) 1,660 8
ONE Group Hospitality (1) 851 6
Papa John's International  1,320 92
Portillo's, Class A (1) 943 19
RCI Hospitality Holdings  344 22
Red Rock Resorts, Class A  2,004 69
Rush Street Interactive (1) 2,403 9
Ruth's Hospitality Group  1,275 21
SeaWorld Entertainment (1) 1,689 77
Shake Shack, Class A (1) 1,488 67
Sonder Holdings (1)(2) 7,741 13
Sweetgreen, Class A (1)(2) 3,486 64
Target Hospitality (1)(2) 1,235 16
Texas Roadhouse  2,691 235
Vacasa, Class A (1) 4,552 14
Wingstop  1,200 150
Xponential Fitness, Class A (1) 696 13
2,010
Household Durables 1.5%
Aterian (1) 2,331 3
Beazer Homes USA (1) 1,191 12
Cavco Industries (1) 363 75
Century Communities  1,162 50
Dream Finders Homes, Class A (1)(2) 803 8
Ethan Allen Interiors (2) 898 19
GoPro, Class A (1) 5,069 25
Green Brick Partners (1) 1,105 24
Helen of Troy (1) 947 91
Hovnanian Enterprises, Class A (1) 198 7

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Installed Building Products  940 76
iRobot (1) 1,067 60
KB Home  3,192 83
Landsea Homes (1) 453 2
La-Z-Boy  1,709 39
Legacy Housing (1) 365 6
LGI Homes (1) 818 67
Lifetime Brands  498 3
Lovesac (1) 546 11
M/I Homes (1) 1,071 39
MDC Holdings  2,260 62
Meritage Homes (1) 1,443 101
Purple Innovation (1)(2) 2,216 9
Skyline Champion (1) 2,119 112
Snap One Holdings (1) 731 7
Sonos (1) 5,084 71
Taylor Morrison Home (1) 4,439 104
Traeger (1)(2) 1,215 3
Tri Pointe Homes (1) 3,990 60
Tupperware Brands (1) 1,804 12
Universal Electronics (1) 480 9
Vizio Holding, Class A (1) 2,634 23
Vuzix (1)(2) 2,274 13
Weber, Class A (2) 1,034 7
1,293
Internet & Direct Marketing Retail 0.4%
1-800-Flowers.com, Class A (1) 1,016 7
1stdibs.com (1) 960 6
aka Brands Holding (1) 385 1
BARK (1) 4,980 9
Boxed (1) 2,728 2
CarParts.com (1) 2,033 10
ContextLogic, Class A (1)(2) 23,106 17
Duluth Holdings, Class B (1) 498 3
Groupon (1)(2) 853 7
Lands' End (1) 565 4
Liquidity Services (1) 944 15
Lulu's Fashion Lounge Holdings (1)(2) 741 3
Overstock.com (1) 1,684 41
PetMed Express (2) 800 16
Porch Group (1)(2) 3,014 7
Poshmark, Class A (1) 1,826 29
Quotient Technology (1) 3,409 8
Qurate Retail, Series A  14,268 29
RealReal (1) 3,182 5

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Rent the Runway, Class A (1)(2) 1,788 4
Revolve Group (1)(2) 1,609 35
RumbleON, Class B (1)(2) 396 7
Stitch Fix, Class A (1) 3,133 12
ThredUp, Class A (1) 2,246 4
Vivid Seats, Class A  946 7
Xometry, Class A (1) 1,371 78
366
Leisure Products 0.4%
Acushnet Holdings  1,334 58
AMMO (1)(2) 3,459 10
Clarus (2) 1,125 15
Johnson Outdoors, Class A  203 10
Latham Group (1) 1,668 6
Malibu Boats, Class A (1) 809 39
Marine Products  364 3
MasterCraft Boat Holdings (1) 730 14
Smith & Wesson Brands (2) 1,750 18
Solo Brands, Class A (1) 929 4
Sturm Ruger  686 35
Topgolf Callaway Brands (1) 5,555 107
Vista Outdoor (1) 2,259 55
374
Multiline Retail 0.1%
Big Lots (2) 1,133 18
Dillard's, Class A  162 44
Franchise Group (2) 1,072 26
88
Specialty Retail 2.3%
Aaron's  1,185 11
Abercrombie & Fitch, Class A (1) 1,984 31
Academy Sports & Outdoors  3,284 138
American Eagle Outfitters  6,124 60
America's Car-Mart (1) 231 14
Arko  3,402 32
Asbury Automotive Group (1) 879 133
Bed Bath & Beyond (1)(2) 3,085 19
Big 5 Sporting Goods (2) 837 9
Boot Barn Holdings (1) 1,183 69
Buckle  1,202 38
Build-A-Bear Workshop  543 7
Caleres  1,424 34
Camping World Holdings, Class A  1,525 39
Cato, Class A  744 7

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Chico's FAS (1) 4,910 24
Children's Place (1) 513 16
Citi Trends (1) 312 5
Conn's (1) 500 3
Container Store Group (1) 1,212 6
Designer Brands, Class A  2,250 34
Destination XL Group (1) 2,289 12
EVgo (1)(2) 2,626 21
Express (1)(2) 2,459 3
Foot Locker (2) 3,242 101
Genesco (1) 507 20
Group 1 Automotive  620 89
GrowGeneration (1)(2) 2,159 7
Guess?  1,313 19
Haverty Furniture  595 15
Hibbett  500 25
JOANN  419 3
LL Flooring Holdings (1) 1,099 8
MarineMax (1) 825 24
Monro  1,272 55
Murphy USA  867 238
National Vision Holdings (1) 3,173 104
ODP (1) 1,680 59
OneWater Marine, Class A (1) 437 13
Party City Holdco (1)(2) 4,195 7
Rent-A-Center  2,109 37
Sally Beauty Holdings (1) 4,254 54
Shoe Carnival  693 15
Signet Jewelers  1,853 106
Sleep Number (1) 839 28
Sonic Automotive, Class A  798 34
Sportsman's Warehouse Holdings (1) 1,736 14
Tile Shop Holdings  1,392 5
Tilly's, Class A  870 6
Torrid Holdings (1)(2) 655 3
TravelCenters of America (1) 496 27
Urban Outfitters (1) 2,576 51
Volta (1) 4,676 6
Warby Parker, Class A (1) 3,424 46
Winmark  110 24
Zumiez (1) 600 13
2,021
Textiles, Apparel & Luxury Goods 0.6%
Allbirds, Class A (1) 3,870 12
Crocs (1) 2,441 168

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ermenegildo Zegna  1,885 20
Fossil Group (1) 1,791 6
G-III Apparel Group (1) 1,732 26
Kontoor Brands  2,213 74
Movado Group  601 17
Oxford Industries  606 55
PLBY Group (1)(2) 1,150 5
Rocky Brands  269 5
Steven Madden  3,164 84
Superior Group  443 4
Unifi (1) 540 5
Wolverine World Wide  3,064 47
528
Total Consumer Discretionary 8,953
CONSUMER STAPLES 3.5%
Beverages 0.6%
Celsius Holdings (1) 2,232 202
Coca-Cola Consolidated  188 77
Duckhorn Portfolio (1) 1,435 21
MGP Ingredients (2) 557 59
National Beverage  954 37
Primo Water  6,281 79
Vintage Wine Estates (1)(2) 1,239 4
Vita Coco (1) 1,067 12
491
Food & Staples Retailing 0.6%
Andersons  1,275 40
Chefs' Warehouse (1) 1,356 39
HF Foods Group (1) 1,388 5
Ingles Markets, Class A  566 45
Natural Grocers by Vitamin Cottage  381 4
PriceSmart  977 56
Rite Aid (1)(2) 2,141 11
SpartanNash  1,420 41
Sprouts Farmers Market (1) 4,345 121
United Natural Foods (1) 2,353 81
Village Super Market, Class A  325 6
Weis Markets (2) 653 47
496
Food Products 1.2%
Alico  240 7
AppHarvest (1)(2) 2,837 6
B&G Foods  2,821 47
Benson Hill (1)(2) 6,583 18

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Beyond Meat (1)(2) 2,458 35
BRC, Class A (1) 983 8
Calavo Growers  669 21
Cal-Maine Foods  1,505 84
Fresh Del Monte Produce  1,216 28
Hain Celestial Group (1) 2,989 50
Hostess Brands (1) 5,491 128
J & J Snack Foods  616 80
John B. Sanfilippo & Son  347 26
Lancaster Colony  784 118
Landec (1) 996 9
Local Bounti (1)(2) 1,883 5
Mission Produce (1) 1,561 23
Seneca Foods, Class A (1) 228 12
Simply Good Foods (1) 3,639 116
Sovos Brands (1) 1,545 22
SunOpta (1) 3,896 35
Tattooed Chef (1)(2) 1,897 9
Tootsie Roll Industries  605 20
TreeHouse Foods (1) 2,061 87
Utz Brands (2) 2,589 39
Vital Farms (1) 1,186 14
Whole Earth Brands (1) 1,616 6
1,053
Household Products 0.3%
Central Garden & Pet (1) 394 14
Central Garden & Pet, Class A (1) 1,595 55
Energizer Holdings  2,660 67
WD-40  552 97
233
Personal Products 0.7%
Beauty Health (1) 3,966 47
BellRing Brands (1) 5,326 110
Edgewell Personal Care  2,035 76
elf Beauty (1) 1,968 74
Herbalife Nutrition (1) 3,973 79
Honest (1) 2,490 9
Inter Parfums  714 54
Medifast  431 46
Nature's Sunshine Products (1) 554 4
Nu Skin Enterprises, Class A  1,975 66
Thorne HealthTech (1) 604 3
USANA Health Sciences (1) 445 25

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Veru (1) 2,530 29
622
Tobacco 0.1%
22nd Century Group (1)(2) 6,286 6
Turning Point Brands  584 13
Universal  960 44
Vector Group  5,713 50
113
Total Consumer Staples 3,008
ENERGY 6.1%
Energy Equipment & Services 1.6%
Archrock  5,387 34
Borr Drilling (1) 7,822 26
Bristow Group (1) 942 22
Cactus, Class A  2,389 92
ChampionX  8,206 160
Diamond Offshore Drilling (1)(2) 4,060 27
DMC Global (1) 742 12
Dril-Quip (1) 1,323 26
Expro Group (1) 3,096 39
Helix Energy Solutions Group (1) 5,635 22
Helmerich & Payne  4,138 153
Liberty Energy, Class A (1) 5,668 72
Nabors Industries (1) 354 36
National Energy Services Reunited (1) 1,478 9
Newpark Resources (1) 3,512 9
NexTier Oilfield Solutions (1) 6,972 52
Noble (1) 2,933 87
Oceaneering International (1) 3,962 31
Oil States International (1) 2,590 10
Patterson-UTI Energy  8,524 99
ProFrac Holding, Class A (1) 569 9
ProPetro Holding (1) 3,465 28
RPC  2,867 20
Select Energy Services, Class A (1) 2,747 19
Solaris Oilfield Infrastructure, Class A  1,217 11
TETRA Technologies (1) 4,953 18
Tidewater (1) 1,703 37
U.S. Silica Holdings (1) 2,924 32
Valaris (1) 2,459 120
Weatherford International (1) 2,837 92
1,404
Oil, Gas & Consumable Fuels 4.5%
Aemetis (1) 1,100 7

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Alto Ingredients (1) 2,899 11
Amplify Energy (1) 1,366 9
Arch Resources  611 73
Archaea Energy, Class A (1) 2,369 43
Ardmore Shipping (1) 1,335 12
Battalion Oil (1) 96 1
Berry  3,111 23
Brigham Minerals, Class A  2,086 51
California Resources  3,014 116
Callon Petroleum (1) 1,954 68
Centrus Energy, Class A (1) 422 17
Chord Energy  1,669 228
Civitas Resources  2,967 170
Clean Energy Fuels (1) 6,902 37
CNX Resources (1) 7,428 115
Comstock Resources (1) 3,623 63
CONSOL Energy  1,363 88
Crescent Energy, Class A (2) 1,256 17
CVR Energy  1,151 33
Delek U.S. Holdings  2,868 78
Denbury (1) 2,019 174
DHT Holdings  5,492 42
Dorian LPG  1,185 16
Earthstone Energy, Class A (1)(2) 1,806 22
Empire Petroleum (1)(2) 439 6
Energy Fuels (1)(2) 6,207 38
Equitrans Midstream  16,606 124
Excelerate Energy, Class A  739 17
FLEX LNG (2) 1,139 36
Frontline (2) 4,953 54
Gevo (1) 7,677 18
Golar LNG (1) 4,084 102
Green Plains (1) 2,152 63
Gulfport Energy (1) 445 39
HighPeak Energy (2) 275 6
International Seaways  1,981 70
Kinetik Holdings (2) 710 23
Kosmos Energy (1) 18,262 94
Laredo Petroleum (1) 667 42
Magnolia Oil & Gas, Class A (2) 6,623 131
Matador Resources  4,518 221
Murphy Oil  5,919 208
NACCO Industries, Class A  155 7
NextDecade (1)(2) 1,303 8
Nordic American Tankers  7,964 21
Northern Oil & Gas  2,658 73

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Par Pacific Holdings (1) 1,903 31
PBF Energy, Class A (1) 3,911 138
Peabody Energy (1)(2) 4,765 118
Permian Resources (1)(2) 8,171 56
Ranger Oil, Class A  829 26
REX American Resources (1) 607 17
Riley Exploration Permian  428 8
Ring Energy (1) 3,308 8
SandRidge Energy (1) 1,226 20
Scorpio Tankers  1,949 82
SFL  4,552 42
SilverBow Resources (1) 449 12
Sitio Royalties (2) 461 10
SM Energy  4,868 183
Talos Energy (1) 2,607 43
Teekay (1) 2,677 10
Teekay Tankers, Class A (1) 921 25
Tellurian (1)(2) 20,255 48
Uranium Energy (1)(2) 12,760 45
Ur-Energy (1)(2) 8,366 9
VAALCO Energy  2,237 10
Vertex Energy (1)(2) 2,070 13
W&T Offshore (1) 3,756 22
World Fuel Services  2,438 57
3,948
Total Energy 5,352
FINANCIALS 17.1%
Banks 10.0%
1st Source  641 30
ACNB  324 10
Allegiance Bancshares  756 31
Amalgamated Financial  544 12
Amerant Bancorp  1,090 27
American National Bankshares  409 13
Ameris Bancorp  2,629 118
Arrow Financial  545 16
Associated Banc-Corp  5,928 119
Atlantic Union Bankshares  3,032 92
Banc of California  2,138 34
BancFirst  800 72
Bancorp (1) 2,177 48
Bank First (2) 253 19
Bank of Marin Bancorp  621 19
Bank of NT Butterfield & Son  1,975 64
BankUnited  3,128 107

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Bankwell Financial Group  216 6
Banner  1,357 80
Bar Harbor Bankshares  581 15
BayCom  492 9
BCB Bancorp  551 9
Berkshire Hills Bancorp  1,744 48
Blue Ridge Bankshares  679 9
Brookline Bancorp  2,952 34
Business First Bancshares  829 18
Byline Bancorp  975 20
Cadence Bank  7,292 185
Cambridge Bancorp  266 21
Camden National  558 24
Capital Bancorp  362 8
Capital City Bank Group  534 17
Capstar Financial Holdings  800 15
Carter Bankshares (1) 980 16
Cathay General Bancorp  2,861 110
CBTX  708 21
Central Pacific Financial  1,051 22
Citizens & Northern  577 14
City Holding  604 54
Civista Bancshares  606 13
CNB Financial  616 15
Coastal Financial (1) 405 16
Colony Bankcorp  627 8
Columbia Banking System  3,191 92
Community Bank System  2,121 127
Community Trust Bancorp  608 25
ConnectOne Bancorp  1,478 34
CrossFirst Bankshares (1) 1,772 23
Customers Bancorp (1) 1,208 36
CVB Financial  5,341 135
Dime Community Bancshares  1,301 38
Eagle Bancorp  1,259 56
Eastern Bankshares  6,187 122
Enterprise Bancorp  356 11
Enterprise Financial Services  1,402 62
Equity Bancshares, Class A  602 18
Esquire Financial Holdings  265 10
Farmers & Merchants Bancorp  464 12
Farmers National Banc  1,206 16
FB Financial  1,417 54
Financial Institutions  594 14
First Bancorp  372 10
First Bancorp North Carolina  1,403 51

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
First BanCorp Puerto Rico  7,503 103
First Bancshares  775 23
First Bank New Jersey  624 9
First Busey  2,052 45
First Business Financial Services  307 10
First Commonwealth Financial  3,712 48
First Community Bankshares  637 20
First Financial  441 20
First Financial Bancorp  3,700 78
First Financial Bankshares  5,220 218
First Foundation  2,035 37
First Guaranty Bancshares  233 5
First Internet Bancorp  359 12
First Interstate BancSystem, Class A  3,681 149
First Merchants  2,319 90
First Mid Bancshares  721 23
First of Long Island  903 16
First Western Financial (1) 303 7
Five Star Bancorp  504 14
Flushing Financial  1,122 22
Fulton Financial  6,561 104
FVCBankcorp (1)(2) 458 9
German American Bancorp  1,102 39
Glacier Bancorp  4,464 219
Great Southern Bancorp  374 21
Guaranty Bancshares  311 11
Hancock Whitney  3,469 159
Hanmi Financial  1,174 28
HarborOne Bancorp  1,762 24
HBT Financial  412 7
Heartland Financial USA  1,656 72
Heritage Commerce  2,278 26
Heritage Financial  1,377 36
Hilltop Holdings  1,975 49
Home BancShares  7,650 172
HomeStreet  694 20
HomeTrust Bancshares  568 13
Hope Bancorp  4,683 59
Horizon Bancorp  1,568 28
Independent Bank, (MA)  1,818 135
Independent Bank, (MI)  782 15
Independent Bank Group  1,449 89
International Bancshares  2,171 92
John Marshall Bancorp (2) 436 11
Lakeland Bancorp  2,451 39
Lakeland Financial  971 71

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Live Oak Bancshares  1,346 41
Macatawa Bank  1,007 9
Mercantile Bank  604 18
Metrocity Bankshares  736 14
Metropolitan Bank Holding (1) 418 27
Mid Penn Bancorp  565 16
Midland States Bancorp  828 20
MidWestOne Financial Group  545 15
MVB Financial  391 11
National Bank Holdings, Class A  1,202 44
NBT Bancorp  1,660 63
Nicolet Bankshares (1) 485 34
Northeast Bank  257 9
Northwest Bancshares  4,825 65
OceanFirst Financial  2,307 43
OFG Bancorp  1,859 47
Old National Bancorp  11,786 194
Old Second Bancorp  1,634 21
Origin Bancorp  931 36
Orrstown Financial Services  407 10
Pacific Premier Bancorp  3,723 115
Park National  578 72
Parke Bancorp  386 8
Pathward Financial  1,129 37
PCB Bancorp  445 8
PCSB Financial  471 8
Peapack-Gladstone Financial  681 23
Peoples Bancorp  1,127 33
Peoples Financial Services  276 13
Preferred Bank  543 35
Premier Financial  1,403 36
Primis Financial  880 11
Professional Holding, Class A (1) 494 13
QCR Holdings  643 33
RBB Bancorp  566 12
Red River Bancshares  165 8
Renasant  2,171 68
Republic Bancorp, Class A  348 13
Republic First Bancorp (1) 1,946 6
S&T Bancorp  1,552 45
Sandy Spring Bancorp  1,755 62
Seacoast Banking  2,391 72
ServisFirst Bancshares  2,019 162
Shore Bancshares  681 12
Sierra Bancorp  548 11
Silvergate Capital, Class A (1) 1,269 96

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Simmons First National, Class A  4,964 108
SmartFinancial  594 15
South Plains Financial  403 11
Southern First Bancshares (1) 303 13
Southside Bancshares  1,215 43
SouthState  3,009 238
Stock Yards Bancorp  1,136 77
Summit Financial Group  427 11
Texas Capital Bancshares (1) 2,018 119
Third Coast Bancshares (1) 489 8
Tompkins Financial  556 40
Towne Bank  2,666 72
TriCo Bancshares  1,237 55
Triumph Bancorp (1) 924 50
Trustmark  2,431 74
UMB Financial  1,772 149
United Bankshares  5,248 188
United Community Banks  4,285 142
Unity Bancorp  269 7
Univest Financial  1,148 27
USCB Financial Holdings (1) 412 5
Valley National Bancorp  17,314 187
Veritex Holdings  2,144 57
Washington Federal  2,560 77
Washington Trust Bancorp  670 31
WesBanco  2,317 77
West BanCorp  618 13
Westamerica BanCorp  1,065 56
8,780
Capital Markets 1.5%
Artisan Partners Asset Management, Class A  2,414 65
AssetMark Financial Holdings (1) 825 15
Associated Capital Group, Class A  61 2
B. Riley Financial  822 37
Bakkt Holdings (1)(2) 2,594 6
BGC Partners, Class A  12,701 40
Blucora (1) 1,905 37
Brightsphere Investment Group  1,247 19
Cohen & Steers  1,023 64
Cowen, Class A  1,030 40
Diamond Hill Investment Group  118 20
Donnelley Financial Solutions (1) 1,027 38
Federated Hermes, Class B  3,449 114
Focus Financial Partners, Class A (1) 2,290 72
GAMCO Investors, Class A  203 3

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
GCM Grosvenor, Class A (2) 1,713 14
Hamilton Lane, Class A  1,430 85
Houlihan Lokey  2,014 152
Manning & Napier  607 7
MarketWise (1) 651 2
Moelis, Class A  2,581 87
Open Lending, Class A (1) 4,197 34
Oppenheimer Holdings, Class A  353 11
Perella Weinberg Partners  1,783 11
Piper Sandler  672 70
PJT Partners, Class A  942 63
Pzena Investment Management, Class A  657 6
Sculptor Capital Management (2) 1,046 9
Silvercrest Asset Management Group, Class A  379 6
StepStone Group, Class A  2,120 52
StoneX Group (1) 683 57
Value Line  33 1
Victory Capital Holdings, Class A  657 15
Virtus Investment Partners  280 45
WisdomTree Investments  5,286 25
1,324
Consumer Finance 0.7%
Atlanticus Holdings (1) 189 5
Bread Financial Holdings  2,016 63
Consumer Portfolio Services (1) 548 4
Curo Group Holdings  842 3
Encore Capital Group (1) 939 43
Enova International (1) 1,241 36
EZCORP, Class A (1) 1,929 15
FirstCash Holdings  1,534 112
Green Dot, Class A (1) 1,890 36
LendingClub (1) 4,091 45
LendingTree (1) 401 10
Moneylion (1) 5,531 5
Navient  4,407 65
Nelnet, Class A  583 46
NerdWallet, Class A (1) 980 9
Oportun Financial (1) 1,065 5
OppFi (1) 515 1
PRA Group (1) 1,551 51
PROG Holdings (1) 1,986 30
Regional Management  311 9
Sunlight Financial Holdings (1)(2) 929 1
World Acceptance (1) 160 15
609

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Diversified Financial Services 0.3%
Alerus Financial  579 13
A-Mark Precious Metals  698 20
Banco Latinoamericano de Comercio Exterior, Class E  1,053 14
Cannae Holdings (1) 2,819 58
Compass Diversified Holdings (2) 2,470 45
Jackson Financial, Class A  3,034 84
SWK Holdings (1)(2) 136 2
236
Insurance 2.0%
Ambac Financial Group (1) 1,778 23
American Equity Investment Life Holding  2,928 109
AMERISAFE  745 35
Argo Group International Holdings  1,261 24
Bright Health Group (1)(2) 7,392 8
BRP Group, Class A (1) 2,371 62
CNO Financial Group  4,516 81
Crawford, Class A  615 4
Donegal Group, Class A  575 8
eHealth (1) 916 4
Employers Holdings  1,077 37
Enstar Group (1) 456 77
Genworth Financial, Class A (1) 19,837 69
Goosehead Insurance, Class A (1) 742 26
Greenlight Capital Re, Class A (1) 1,058 8
HCI Group  277 11
Hippo Holdings (1) 648 12
Horace Mann Educators  1,626 57
Investors Title  55 8
James River Group Holdings  1,457 33
Kinsale Capital Group  869 222
Lemonade (1) 1,847 39
MBIA (1) 1,853 17
Mercury General  1,065 30
National Western Life Group, Class A  87 15
NI Holdings (1) 350 5
Oscar Health, Class A (1) 4,575 23
Palomar Holdings (1) 963 81
ProAssurance  2,145 42
RLI  1,571 161
Root, Class A (1)(2) 296 2
Safety Insurance Group  565 46
Selective Insurance Group  2,398 195
Selectquote (1) 5,276 4
SiriusPoint (1) 3,596 18

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Stewart Information Services  1,066 46
Tiptree  996 11
Trean Insurance Group (1) 923 3
Trupanion (1)(2) 1,578 94
United Fire Group  825 24
Universal Insurance Holdings  1,060 10
1,784
Mortgage Real Estate Investment Trusts 1.2%
AFC Gamma, REIT  636 10
Angel Oak Mortgage, REIT (2) 499 6
Apollo Commercial Real Estate Finance, REIT  5,577 46
Arbor Realty Trust, REIT  6,555 75
Ares Commercial Real Estate, REIT  2,064 22
ARMOUR Residential REIT, REIT (2) 4,580 22
Blackstone Mortgage Trust, Class A, REIT  6,846 160
BrightSpire Capital, REIT  3,703 23
Broadmark Realty Capital, REIT  5,210 27
Chicago Atlantic Real Estate Finance  263 4
Chimera Investment, REIT  9,188 48
Claros Mortgage Trust, REIT (2) 3,656 43
Dynex Capital, REIT  1,761 21
Ellington Financial, REIT (2) 2,255 26
Franklin BSP Realty Trust, REIT  3,349 36
Granite Point Mortgage Trust, REIT  2,055 13
Hannon Armstrong Sustainable Infrastructure Capital, REIT  3,385 101
Invesco Mortgage Capital, REIT (2) 1,282 14
KKR Real Estate Finance Trust, REIT  2,279 37
Ladder Capital, REIT  4,515 40
MFA Financial, REIT  4,040 31
New York Mortgage Trust, REIT  15,121 35
Nexpoint Real Estate Finance, REIT  300 5
Orchid Island Capital, REIT (2) 1,362 11
PennyMac Mortgage Investment Trust, REIT (2) 3,591 42
Ready Capital, REIT  2,955 30
Redwood Trust, REIT  4,668 27
TPG RE Finance Trust, REIT  2,749 19
Two Harbors Investment, REIT  13,696 46
1,020
Thrifts & Mortgage Finance 1.4%
Axos Financial (1) 2,301 79
Blue Foundry Bancorp (1)(2) 1,068 12
Bridgewater Bancshares (1) 816 13
Capitol Federal Financial  5,147 43
Columbia Financial (1) 1,343 28
Enact Holdings  1,167 26

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Essent Group  4,243 148
Federal Agricultural Mortgage, Class C  361 36
Finance of America, Class A (1) 1,703 3
Flagstar Bancorp  2,085 70
Greene County Bancorp  130 7
Hingham Institution For Savings  58 15
Home Bancorp  279 11
Home Point Capital  258 —
Kearny Financial  2,373 25
Luther Burbank  601 7
Merchants Bancorp  607 14
Mr Cooper Group (1) 2,842 115
NMI Holdings, Class A (1) 3,289 67
Northfield Bancorp  1,737 25
PennyMac Financial Services  1,110 48
Pioneer Bancorp (1)(2) 489 5
Provident Bancorp  579 8
Provident Financial Services  2,891 56
Radian Group  6,428 124
Southern Missouri Bancorp  317 16
Sterling Bancorp (1) 655 4
TrustCo Bank  738 23
Velocity Financial (1) 369 4
Walker & Dunlop  1,218 102
Waterstone Financial  771 12
WSFS Financial  2,550 119
1,265
Total Financials 15,018
HEALTH CARE 18.7%
Biotechnology 8.3%
2seventy bio (1) 1,444 21
4D Molecular Therapeutics (1) 1,203 10
Aadi Bioscience (1) 555 8
ACADIA Pharmaceuticals (1) 4,774 78
Adicet Bio (1)(2) 1,110 16
ADMA Biologics (1)(2) 7,151 17
Aduro Biotech, CVR (1)(3) 35 —
Aerovate Therapeutics (1)(2) 351 6
Affimed (1) 5,444 11
Agenus (1) 11,381 23
Agios Pharmaceuticals (1) 2,167 61
Akero Therapeutics (1) 1,110 38
Albireo Pharma (1) 651 13
Alector (1) 2,417 23
Alkermes (1) 6,570 147

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Allogene Therapeutics (1)(2) 3,255 35
Allovir (1)(2) 1,187 9
Alpine Immune Sciences (1)(2) 641 5
ALX Oncology Holdings (1)(2) 867 8
Amicus Therapeutics (1) 11,142 116
AnaptysBio (1)(2) 795 20
Anavex Life Sciences (1)(2) 2,711 28
Anika Therapeutics (1) 580 14
Apellis Pharmaceuticals (1) 3,765 257
Arbutus Biopharma (1)(2) 4,269 8
Arcellx (1) 1,193 22
Arcturus Therapeutics Holdings (1) 909 13
Arcus Biosciences (1) 2,042 53
Arcutis Biotherapeutics (1) 1,640 31
Arrowhead Pharmaceuticals (1) 4,152 137
Atara Biotherapeutics (1) 3,517 13
Aura Biosciences (1) 702 13
Aurinia Pharmaceuticals (1) 5,336 40
Avid Bioservices (1) 2,432 47
Avidity Biosciences (1) 2,045 33
Beam Therapeutics (1)(2) 2,564 122
BioCryst Pharmaceuticals (1) 7,360 93
Biohaven Pharmaceutical Holding (1) 2,530 382
Bioxcel Therapeutics (1)(2) 759 9
Bluebird Bio (1)(2) 3,130 20
Blueprint Medicines (1) 2,406 159
Bridgebio Pharma (1) 4,139 41
C4 Therapeutics (1) 1,676 15
CareDx (1) 1,983 34
Caribou Biosciences (1) 2,257 24
Catalyst Pharmaceuticals (1) 3,809 49
Celldex Therapeutics (1) 1,821 51
Celularity (1) 2,857 7
Century Therapeutics (1) 814 8
Cerevel Therapeutics Holdings (1) 2,143 61
ChemoCentryx (1) 2,516 130
Chimerix (1) 3,226 6
Chinook Therapeutics (1) 1,993 39
Cogent Biosciences (1) 2,559 38
Coherus Biosciences (1)(2) 2,941 28
Crinetics Pharmaceuticals (1) 2,086 41
CTI BioPharma (1) 4,037 24
Cullinan Oncology (1) 1,217 16
Cytokinetics (1)(2) 3,304 160
Day One Biopharmaceuticals (1) 1,118 22
Deciphera Pharmaceuticals (1) 1,786 33

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Denali Therapeutics (1) 3,911 120
Design Therapeutics (1) 1,316 22
Dynavax Technologies (1) 4,755 50
Dyne Therapeutics (1) 1,265 16
Eagle Pharmaceuticals (1) 397 11
Editas Medicine (1)(2) 2,817 35
Eiger BioPharmaceuticals (1) 1,628 12
Emergent BioSolutions (1) 1,999 42
Enanta Pharmaceuticals (1) 779 40
Enochian Biosciences (1) 756 1
EQRx (1)(2) 8,036 40
Erasca (1)(2) 2,509 20
Fate Therapeutics (1) 3,313 74
FibroGen (1) 3,479 45
Foghorn Therapeutics (1) 798 7
Forma Therapeutics Holdings (1) 1,437 29
Gelesis Holdings (1)(2) 377 —
Generation Bio (1) 1,990 11
Geron (1) 14,296 33
Global Blood Therapeutics (1) 2,599 177
Gossamer Bio (1)(2) 2,457 29
GreenLight Biosciences Holdings PBC (1) 3,111 7
GTx, CVR (1)(3) 1 —
Halozyme Therapeutics (1) 5,452 216
Heron Therapeutics (1)(2) 3,958 17
HilleVax (1) 496 9
Humacyte (1)(2) 675 2
Icosavax (1)(2) 952 3
Ideaya Biosciences (1) 1,388 21
IGM Biosciences (1)(2) 402 9
Imago Biosciences (1)(2) 1,008 15
ImmunityBio (1)(2) 3,134 16
ImmunoGen (1) 8,497 41
Immunovant (1) 1,621 9
Inhibrx (1) 1,163 21
Inovio Pharmaceuticals (1)(2) 10,015 17
Insmed (1) 4,777 103
Instil Bio (1)(2) 2,664 13
Intellia Therapeutics (1) 3,033 170
Intercept Pharmaceuticals (1) 973 14
Invivyd (1) 2,094 7
Iovance Biotherapeutics (1) 6,076 58
Ironwood Pharmaceuticals (1) 5,423 56
iTeos Therapeutics (1) 919 18
IVERIC bio (1) 4,707 84
Janux Therapeutics (1)(2) 691 9

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Jounce Therapeutics (1) 1,615 4
KalVista Pharmaceuticals (1) 974 14
Karuna Therapeutics (1) 1,197 269
Karyopharm Therapeutics (1) 2,996 16
Keros Therapeutics (1) 723 27
Kezar Life Sciences (1) 2,133 18
Kiniksa Pharmaceuticals, Class A (1) 1,247 16
Kinnate Biopharma (1) 1,148 14
Kodiak Sciences (1) 1,361 11
Kronos Bio (1) 1,656 6
Krystal Biotech (1) 849 59
Kura Oncology (1) 2,472 34
Kymera Therapeutics (1) 1,500 33
Lexicon Pharmaceuticals (1) 3,479 8
Ligand Pharmaceuticals (1) 597 51
Lyell Immunopharma (1)(2) 6,849 50
MacroGenics (1) 2,289 8
Madrigal Pharmaceuticals (1) 504 33
MannKind (1)(2) 9,907 31
MeiraGTx Holdings (1) 1,147 10
Mersana Therapeutics (1) 3,625 25
MiMedx Group (1) 4,507 13
Mirum Pharmaceuticals (1) 735 15
Monte Rosa Therapeutics (1)(2) 1,118 9
Morphic Holding (1) 998 28
Myriad Genetics (1) 3,158 60
Nkarta (1)(2) 1,240 16
Nurix Therapeutics (1) 1,868 24
Nuvalent, Class A (1)(2) 693 13
Ocugen (1)(2) 8,234 15
Organogenesis Holdings (1) 2,648 9
Outlook Therapeutics (1)(2) 4,576 6
Pardes Biosciences (1) 1,084 2
PepGen (1) 318 3
PMV Pharmaceuticals (1)(2) 1,467 17
Point Biopharma Global (1)(2) 2,953 23
Praxis Precision Medicines (1) 1,359 3
Precigen (1) 3,995 8
Prometheus Biosciences (1) 1,217 72
Protagonist Therapeutics (1) 1,786 15
Prothena (1) 1,410 86
PTC Therapeutics (1) 2,791 140
Rallybio (1) 697 10
RAPT Therapeutics (1) 1,005 24
Recursion Pharmaceuticals, Class A (1) 5,416 58
REGENXBIO (1) 1,597 42

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Relay Therapeutics (1) 3,035 68
Replimune Group (1) 1,619 28
REVOLUTION Medicines (1) 2,964 58
Rigel Pharmaceuticals (1) 6,619 8
Rocket Pharmaceuticals (1) 1,693 27
Sage Therapeutics (1) 2,088 82
Sana Biotechnology (1) 3,461 21
Sangamo Therapeutics (1) 5,136 25
Seres Therapeutics (1) 2,705 17
Sorrento Therapeutics (1) 15,182 24
SpringWorks Therapeutics (1)(2) 1,413 40
Stoke Therapeutics (1) 886 11
Sutro Biopharma (1) 2,015 11
Syndax Pharmaceuticals (1) 2,121 51
Talaris Therapeutics (1) 836 2
Tango Therapeutics (1) 1,784 6
Tenaya Therapeutics (1) 1,108 3
TG Therapeutics (1) 5,275 31
Tobira Therapeutics, CVR (1)(3) 25 —
Travere Therapeutics (1)(2) 2,487 61
Twist Bioscience (1) 2,279 80
Tyra Biosciences (1)(2) 519 5
Vanda Pharmaceuticals (1) 2,146 21
Vaxart (1)(2) 4,728 10
Vaxcyte (1) 2,145 52
VBI Vaccines (1) 7,579 5
Vera Therapeutics (1) 563 12
Veracyte (1) 2,814 47
Vericel (1) 1,876 44
Verve Therapeutics (1) 1,855 64
Vir Biotechnology (1) 2,920 56
Viridian Therapeutics (1) 1,069 22
VistaGen Therapeutics (1) 7,317 1
Xencor (1) 2,275 59
Y-mAbs Therapeutics (1)(2) 1,430 21
Zentalis Pharmaceuticals (1) 1,875 41
7,297
Health Care Equipment & Supplies 4.1%
Alphatec Holdings (1) 2,801 24
AngioDynamics (1) 1,512 31
Artivion (1) 1,559 22
AtriCure (1) 1,810 71
Atrion  54 30
Avanos Medical (1) 1,838 40
Axogen (1) 1,555 19

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Axonics (1) 1,976 139
BioLife Solutions (1) 1,311 30
Bioventus, Class A (1)(2) 1,263 9
Butterfly Network (1) 5,160 24
Cardiovascular Systems (1) 1,581 22
Cerus (1) 6,681 24
CONMED  1,155 93
Cue Health (1)(2) 4,125 12
Cutera (1)(2) 658 30
Embecta  2,314 67
Fig s, Class A (1) 5,070 42
Glaukos (1) 1,852 99
Haemonetics (1) 2,046 151
Heska (1) 379 28
Inari Medical (1) 1,914 139
Inogen (1) 888 22
Inspire Medical Systems (1) 1,135 201
Integer Holdings (1) 1,337 83
iRadimed  284 9
iRhythm Technologies (1) 1,201 150
Lantheus Holdings (1) 2,746 193
LeMaitre Vascular  771 39
LivaNova (1) 2,170 110
Meridian Bioscience (1) 1,708 54
Merit Medical Systems (1) 2,218 125
Mesa Laboratories (2) 199 28
Nano-X Imaging (1)(2) 1,845 21
Neogen (1) 4,323 60
Nevro (1) 1,378 64
NuVasive (1) 2,121 93
Omnicell (1) 1,768 154
OraSure Technologies (1) 2,767 10
Orthofix Medical (1) 770 15
OrthoPediatrics (1) 599 28
Outset Medical (1)(2) 1,982 32
Owlet (1) 630 1
Paragon 28 (1) 1,835 33
PROCEPT BioRobotics (1) 1,018 42
Pulmonx (1)(2) 1,323 22
RxSight (1) 788 9
SeaSpine Holdings (1) 1,421 8
Senseonics Holdings (1)(2) 17,913 24
Shockwave Medical (1) 1,425 396
SI-BONE (1) 1,367 24
Sight Sciences (1) 856 5
Silk Road Medical (1) 1,372 62

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
STAAR Surgical (1) 1,931 136
Surmodics (1) 524 16
Tactile Systems Technology (1) 779 6
Tenon Medical (1) 123 —
TransMedics Group (1) 1,214 51
Treace Medical Concepts (1) 1,302 29
UFP Technologies (1) 268 23
Utah Medical Products  132 11
Varex Imaging (1) 1,537 32
Vicarious Surgical (1) 2,084 7
ViewRay (1) 5,836 21
Zimvie (1) 796 8
Zynex  878 8
3,611
Health Care Providers & Services 3.2%
1Life Healthcare (1) 7,170 123
23andMe Holding, Class A (1)(2) 10,353 30
Accolade (1) 2,611 30
AdaptHealth (1) 2,864 54
Addus HomeCare (1) 615 59
Agiliti (1)(2) 1,093 16
AirSculpt Technologies  534 3
Alignment Healthcare (1) 3,295 39
AMN Healthcare Services (1) 1,741 184
Apollo Medical Holdings (1) 1,588 62
ATI Physical Therapy (1)(2) 2,863 3
Aveanna Healthcare Holdings (1) 1,861 3
Brookdale Senior Living (1) 7,401 32
Cano Health (1) 6,439 56
CareMax (1)(2) 2,283 16
Castle Biosciences (1) 988 26
Clover Health Investments (1) 15,030 26
Community Health Systems (1) 4,834 10
CorVel (1) 351 49
Covetrus (1) 4,240 89
Cross Country Healthcare (1) 1,456 41
DocGo (1) 3,129 31
Ensign Group  2,167 172
Fulgent Genetics (1) 840 32
Hanger (1) 1,470 28
HealthEquity (1) 3,333 224
Hims & Hers Health (1) 4,712 26
Innovage Holding (1) 745 4
Invitae (1)(2) 9,477 23
Joint (1) 532 8

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
LHC Group (1) 1,198 196
LifeStance Health Group (1)(2) 2,790 18
ModivCare (1) 502 50
National HealthCare  489 31
National Research, Class A  555 22
Oncology Institute (1) 1,478 7
OPKO Health (1) 15,705 30
Option Care Health (1) 6,283 198
Owens & Minor  2,916 70
P3 Health Partners (1)(2) 973 5
Patterson  3,533 85
Pediatrix Medical Group (1) 3,287 54
Pennant Group (1) 996 10
PetIQ (1) 1,068 7
Privia Health Group (1) 1,774 60
Progyny (1) 3,021 112
R1 RCM (1) 5,961 110
RadNet (1) 1,995 41
Select Medical Holdings  4,212 93
Sema4 Holdings (1)(2) 6,051 5
Surgery Partners (1) 1,577 37
U.S. Physical Therapy  511 39
2,779
Health Care Technology 0.6%
Allscripts Healthcare Solutions (1) 4,316 66
American Well, Class A (1) 9,396 34
Babylon Holdings, Class A (1) 4,167 2
Computer Programs & Systems (1) 546 15
Convey Health Solutions Holdings (1) 597 6
Evolent Health, Class A (1) 3,310 119
Health Catalyst (1) 2,190 21
HealthStream (1) 946 20
Multiplan (1)(2) 14,839 42
NextGen Healthcare (1) 2,264 40
Nutex Health (1) 1,483 2
OptimizeRx (1) 690 10
Pear Therapeutics (1)(2) 3,005 6
Phreesia (1) 1,942 50
Schrodinger (1) 2,120 53
Sharecare (1)(2) 11,867 23
Simulations Plus  621 30
539
Life Sciences Tools & Services 0.8%
AbCellera Biologics (1)(2) 8,180 81
Absci (1) 2,059 6

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Adaptive Biotechnologies (1) 4,624 33
Akoya Biosciences (1) 632 7
Alpha Teknova (1) 290 1
Berkeley Lights (1) 2,208 6
Bionano Genomics (1)(2) 11,304 21
Codexis (1) 2,440 15
CryoPort (1) 1,731 42
Cytek Biosciences (1) 4,537 67
Inotiv (1)(2) 706 12
MaxCyte (1) 3,351 22
Medpace Holdings (1) 1,021 160
NanoString Technologies (1) 1,799 23
Nautilus Biotechnology (1)(2) 1,823 4
NeoGenomics (1) 5,095 44
Pacific Biosciences of California (1)(2) 9,152 53
Quanterix (1) 1,322 15
Quantum-Si (1) 3,495 10
Science 37 Holdings (1) 2,382 4
Seer (1) 2,053 16
Singular Genomics Systems (1)(2) 2,227 5
SomaLogic (1)(2) 5,771 17
664
Pharmaceuticals 1.7%
Aclaris Therapeutics (1) 2,586 41
Aerie Pharmaceuticals (1) 1,895 29
Amneal Pharmaceuticals (1) 3,926 8
Amphastar Pharmaceuticals (1) 1,523 43
Amylyx Pharmaceuticals (1) 1,408 40
AN2 Therapeutics (1) 177 3
ANI Pharmaceuticals (1) 483 15
Arvinas (1) 1,940 86
Atea Pharmaceuticals (1) 2,944 17
Athira Pharma (1) 1,222 4
Axsome Therapeutics (1) 1,183 53
Cara Therapeutics (1) 1,720 16
Cassava Sciences (1)(2) 1,517 63
CinCor Pharma (1) 810 27
Collegium Pharmaceutical (1) 1,340 21
Corcept Therapeutics (1) 3,372 86
DICE Therapeutics (1) 1,097 22
Edgewise Therapeutics (1) 1,138 11
Esperion Therapeutics (1)(2) 2,694 18
Evolus (1) 1,357 11
EyePoint Pharmaceuticals (1)(2) 972 8
Fulcrum Therapeutics (1)(2) 1,382 11

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Harmony Biosciences Holdings (1) 1,043 46
Innoviva (1) 2,462 29
Intra-Cellular Therapies (1) 3,687 172
Liquidia (1) 1,826 10
Nektar Therapeutics (1) 7,038 22
NGM Biopharmaceuticals (1) 1,586 21
Nuvation Bio (1) 4,458 10
Ocular Therapeutix (1) 3,069 13
Pacira BioSciences (1) 1,793 95
Phathom Pharmaceuticals (1)(2) 922 10
Phibro Animal Health, Class A  824 11
Prestige Consumer Healthcare (1) 1,987 99
Provention Bio (1)(2) 2,373 11
Reata Pharmaceuticals, Class A (1)(2) 1,072 27
Relmada Therapeutics (1) 1,068 39
Revance Therapeutics (1) 2,850 77
SIGA Technologies  1,837 19
Supernus Pharmaceuticals (1) 1,944 66
Tarsus Pharmaceuticals (1) 693 12
Theravance Biopharma (1)(2) 2,567 26
Theseus Pharmaceuticals (1) 651 4
Tricida (1)(2) 1,274 13
Ventyx Biosciences (1)(2) 870 30
Xeris Biopharma Holdings (1) 5,067 8
Zogenix, CVR (1)(3) 1,960 1
1,504
Total Health Care 16,394
INDUSTRIALS & BUSINESS SERVICES 14.7%
Aerospace & Defense 0.8%
AAR (1) 1,343 48
Aerojet Rocketdyne Holdings (1) 3,152 126
AeroVironment (1) 980 82
AerSale (1) 622 11
Archer Aviation, Class A (1) 5,776 15
Astra Space (1)(2) 5,509 3
Astronics (1) 942 7
Cadre Holdings  771 19
Ducommun (1) 425 17
Kaman  1,110 31
Maxar Technologies  2,926 55
Momentus (1)(2) 2,085 3
Moog, Class A  1,156 81
National Presto Industries  203 13
Park Aerospace  755 8
Parsons (1) 1,336 52

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Redwire (1) 739 2
Rocket Lab USA (1) 8,742 36
Terran Orbital (1) 916 2
Triumph Group (1) 2,540 22
V2X (1) 486 17
Virgin Galactic Holdings (1)(2) 9,055 43
693
Air Freight & Logistics 0.4%
Air Transport Services Group (1) 2,347 57
Atlas Air Worldwide Holdings (1)(2) 1,133 108
Forward Air  1,067 96
Hub Group, Class A (1) 1,362 94
Radiant Logistics (1) 1,480 9
364
Airlines 0.3%
Allegiant Travel (1) 613 45
Blade Air Mobility (1) 2,149 9
Frontier Group Holdings (1) 1,465 14
Hawaiian Holdings (1) 1,968 26
Joby Aviation (1)(2) 9,981 43
SkyWest (1) 1,945 32
Spirit Airlines (1) 4,414 83
Sun Country Airlines Holdings (1)(2) 1,288 17
Wheels Up Experience (1) 6,092 7
276
Building Products 1.3%
AAON  1,776 96
American Woodmark (1) 642 28
Apogee Enterprises  888 34
Caesarstone  913 8
CSW Industrials  588 70
Gibraltar Industries (1) 1,286 53
Griffon  1,830 54
Insteel Industries  744 20
Janus International Group (1) 3,178 28
JELD-WEN Holding (1) 3,415 30
Masonite International (1) 880 63
PGT Innovations (1) 2,301 48
Quanex Building Products  1,289 23
Resideo Technologies (1) 5,742 109
Simpson Manufacturing  1,747 137
UFP Industries  2,405 174
View (1)(2) 4,490 6

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Zurn Elkay Water Solutions  5,011 123
1,104
Commercial Services & Supplies 1.4%
ABM Industries  2,664 102
ACCO Brands  3,673 18
ACV Auctions, Class A (1) 4,770 34
Aris Water Solution, Class A  866 11
Brady, Class A  1,802 75
BrightView Holdings (1) 1,734 14
Brink's  1,880 91
Casella Waste Systems, Class A (1) 2,010 153
Cimpress (1) 702 17
CompX International  61 1
CoreCivic (1) 4,705 42
Deluxe  1,717 29
Ennis  978 20
GEO Group (1)(2) 4,712 36
Harsco (1) 3,088 12
Healthcare Services Group  2,949 36
Heritage-Crystal Clean (1) 604 18
HNI  1,677 44
Interface  2,278 20
KAR Auction Services (1) 4,547 51
Kimball International, Class B  1,409 9
Li-Cycle Holdings (1)(2) 5,441 29
Matthews International, Class A  1,191 27
MillerKnoll  3,004 47
Montrose Environmental Group (1) 1,080 36
NL Industries  295 2
Pitney Bowes  6,745 16
Quad/Graphics (1) 1,332 3
SP Plus (1) 904 28
Steelcase, Class A  3,466 23
UniFirst  605 102
Viad (1) 794 25
VSE  416 15
1,186
Construction & Engineering 1.5%
Ameresco, Class A (1) 1,263 84
API Group (1) 8,354 111
Arcosa  1,959 112
Argan  559 18
Comfort Systems USA  1,409 137
Concrete Pumping Holdings (1) 1,077 7
Construction Partners, Class A (1) 1,581 42

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Dycom Industries (1) 1,166 111
EMCOR Group  1,964 227
Fluor (1) 5,652 141
Granite Construction  1,779 45
Great Lakes Dredge & Dock (1) 2,532 19
IES Holdings (1) 354 10
Infrastructure & Energy Alternatives (1) 1,209 16
MYR Group (1) 654 55
Northwest Pipe (1) 386 11
NV5 Global (1) 536 66
Primoris Services  2,110 34
Sterling Infrastructure (1) 1,139 25
Tutor Perini (1) 1,588 9
1,280
Electrical Equipment 1.4%
Allied Motion Technologies  513 15
Array Technologies (1)(2) 6,096 101
Atkore (1) 1,664 129
AZZ  1,017 37
Babcock & Wilcox Enterprises (1) 2,344 15
Blink Charging (1)(2) 1,465 26
Bloom Energy, Class A (1) 7,078 141
Encore Wire  750 87
Energy Vault Holdings (1) 2,610 14
EnerSys  1,651 96
Enovix (1)(2) 4,407 81
ESS Tech (1) 3,088 13
Fluence Energy (1)(2) 1,390 20
FTC Solar (1)(2) 1,689 5
FuelCell Energy (1)(2) 15,501 53
GrafTech International  7,659 33
Heliogen (1) 3,827 7
NuScale Power (1) 1,272 15
Powell Industries  368 8
Preformed Line Products  103 7
Shoals Technologies Group, Class A (1) 4,434 96
Stem (1)(2) 5,701 76
SunPower (1)(2) 3,231 74
Thermon Group Holdings (1) 1,304 20
TPI Composites (1) 1,454 16
Vicor (1) 873 52
1,237

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Industrial Conglomerates 0.0%
Brookfield Business, Class A  1,032 23
23
Machinery 3.6%
3D Systems (1) 5,041 40
Alamo Group  400 49
Albany International, Class A  1,262 99
Altra Industrial Motion  2,598 87
Astec Industries  889 28
Barnes Group  1,946 56
Berkshire Grey (1)(2) 1,868 3
Blue Bird (1) 709 6
Chart Industries (1) 1,473 272
CIRCOR International (1) 708 12
Columbus McKinnon  1,120 29
Desktop Metal, Class A (1)(2) 10,279 27
Douglas Dynamics  893 25
Energy Recovery (1) 2,199 48
Enerpac Tool Group  2,373 42
EnPro Industries  847 72
ESCO Technologies  1,020 75
Evoqua Water Technologies (1) 4,735 157
Fathom Digital Manufacturing (1) 386 1
Federal Signal  2,421 90
Franklin Electric  1,831 150
Gorman-Rupp  902 21
Greenbrier  1,268 31
Helios Technologies  1,297 66
Hillenbrand  2,801 103
Hillman Solutions (1) 5,354 40
Hydrofarm Holdings Group (1) 1,782 3
Hyliion Holdings (1) 5,080 15
Hyster-Yale Materials Handling  426 9
Hyzon Motors (1)(2) 3,361 6
John Bean Technologies  1,255 108
Kadant  459 77
Kennametal  3,216 66
Lightning eMotors (1)(2) 1,498 2
Lindsay  443 63
Luxfer Holdings  1,071 16
Manitowoc (1) 1,389 11
Markforged Holding (1) 4,214 8
Microvast Holdings (1) 6,527 12
Miller Industries  454 10
Mueller Industries  2,221 132

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Mueller Water Products, Class A  6,193 64
Nikola (1) 11,972 42
Omega Flex (2) 124 11
Proterra (1) 8,848 44
Proto Labs (1) 1,095 40
RBC Bearings (1) 1,143 238
REV Group  1,332 15
Sarcos Technology & Robotics (1)(2) 4,492 10
Shyft Group  1,342 27
SPX Technologies (1) 1,747 96
Standex International  493 40
Tennant  736 42
Terex  2,706 80
Titan International (1) 2,039 25
Trinity Industries  3,246 69
Velo3D (1)(2) 2,156 8
Wabash National  1,929 30
Watts Water Technologies, Class A  1,096 138
Xos (1) 2,093 3
3,189
Marine 0.2%
Costamare  2,077 19
Eagle Bulk Shipping  518 22
Eneti  876 6
Genco Shipping & Trading  1,460 18
Golden Ocean Group (2) 4,884 36
Matson  1,559 96
Safe Bulkers  2,805 7
204
Professional Services 1.7%
Alight, Class A (1) 13,549 99
ASGN (1) 1,974 178
Atlas Technical Consultants (1) 756 5
Barrett Business Services  281 22
CBIZ (1) 1,966 84
CRA International  276 25
Exponent  2,046 179
First Advantage (1) 2,328 30
Forrester Research (1) 435 16
Franklin Covey (1) 495 22
Heidrick & Struggles International  756 20
HireRight Holdings (1) 841 13
Huron Consulting Group (1) 822 54
ICF International  729 80
Insperity  1,462 149

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Kelly Services, Class A  1,354 18
Kforce  811 48
Korn Ferry  2,153 101
Legalzoom.com (1)(2) 3,816 33
Planet Labs PBC (1)(2) 6,184 34
Red Violet (1)(2) 362 6
Resources Connection  1,280 23
Skillsoft (1)(2) 3,107 6
Spire Global (1) 4,786 5
Sterling Check (1)(2) 942 17
TriNet Group (1) 1,513 108
TrueBlue (1) 1,266 24
Upwork (1) 4,775 65
Willdan Group (1) 436 6
1,470
Road & Rail 0.6%
ArcBest  996 73
Bird Global, Class A (1)(2) 6,559 2
Covenant Logistics Group, Class A  440 13
Daseke (1) 1,535 8
Heartland Express  1,836 26
Marten Transport  2,298 44
PAM Transportation Services (1) 268 8
Saia (1) 1,073 204
TuSimple Holdings, Class A (1) 5,537 42
Universal Logistics Holdings  295 9
Werner Enterprises  2,565 97
526
Trading Companies & Distributors 1.5%
Alta Equipment Group  804 9
Applied Industrial Technologies  1,542 158
Beacon Roofing Supply (1) 2,042 112
BlueLinx Holdings (1) 373 23
Boise Cascade  1,601 95
Custom Truck One Source (1) 2,383 14
Distribution Solutions Group (1) 200 6
DXP Enterprises (1) 583 14
GATX  1,432 122
Global Industrial  510 14
GMS (1) 1,711 68
H&E Equipment Services  1,264 36
Herc Holdings  1,019 106
Hudson Technologies (1) 1,652 12
Karat Packaging (1) 224 4
McGrath RentCorp  961 81

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MRC Global (1) 3,227 23
NOW (1) 4,384 44
Rush Enterprises, Class A  1,685 74
Rush Enterprises, Class B  268 13
Textainer Group Holdings  1,786 48
Titan Machinery (1) 781 22
Transcat (1) 283 21
Triton International  2,476 135
Veritiv (1) 536 52
1,306
Total Industrials & Business Services 12,858
INFORMATION TECHNOLOGY 12.6%
Communications Equipment 0.9%
ADTRAN Holdings  2,784 55
Aviat Networks (1) 439 12
Calix (1) 2,290 140
Cambium Networks (1) 455 8
Casa Systems (1) 1,297 4
Clearfield (1) 458 48
CommScope Holding (1) 8,115 75
Comtech Telecommunications  1,011 10
Digi International (1) 1,359 47
DZS (1) 655 7
Extreme Networks (1) 5,068 66
Harmonic (1) 3,661 48
Infinera (1)(2) 7,534 36
Inseego (1) 3,248 7
NETGEAR (1) 1,107 22
NetScout Systems (1) 2,771 87
Ondas Holdings (1) 1,308 5
Ribbon Communications (1) 2,753 6
Viavi Solutions (1) 9,187 120
803
Electronic Equipment, Instruments & Components 2.3%
908 Devices (1) 859 14
Advanced Energy Industries  1,517 117
Aeva Technologies (1) 3,830 7
AEye (1)(2) 1,011 1
Akoustis Technologies (1)(2) 1,921 6
Arlo Technologies (1) 3,389 16
Badger Meter  1,164 108
Belden  1,724 104
Benchmark Electronics  1,362 34
Cepton (1)(2) 2,129 4

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CTS  1,261 53
ePlus (1) 1,055 44
Evolv Technologies Holdings (1) 3,218 7
Fabrinet (1) 1,489 142
FARO Technologies (1) 707 19
Focus Universal (1) 678 6
Identiv (1) 885 11
Insight Enterprises (1) 1,248 103
Itron (1) 1,783 75
Kimball Electronics (1) 941 16
Knowles (1) 3,562 43
Lightwave Logic (1)(2) 4,448 33
Methode Electronics  1,433 53
MicroVision (1)(2) 6,414 23
Mirion Technologies (1) 5,449 41
Napco Security Technologies (1) 1,158 34
nLight (1) 1,776 17
Novanta (1) 1,417 164
OSI Systems (1) 643 46
Ouster (1)(2) 5,808 6
PAR Technology (1)(2) 1,085 32
PC Connection  434 20
Plexus (1) 1,111 97
Rogers (1) 754 182
Sanmina (1) 2,306 106
ScanSource (1) 998 26
SmartRent (1)(2) 4,869 11
TTM Technologies (1) 4,026 53
Velodyne Lidar (1) 7,390 7
Vishay Intertechnology  5,274 94
Vishay Precision Group (1) 483 14
1,989
IT Services 2.1%
AvidXchange Holdings (1) 5,806 49
BigCommerce Holdings, Series 1 (1) 2,620 39
Brightcove (1) 1,566 10
Cantaloupe (1) 2,340 8
Cass Information Systems  528 18
Cerberus Cyber Sentinel (1)(2) 1,749 5
Conduent (1) 6,585 22
Core Scientific (1)(2) 10,888 14
CSG Systems International  1,257 66
Cyxtera Technologies (1) 1,630 7
DigitalOcean Holdings (1) 2,819 102
Edgio (1) 5,424 15

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
EVERTEC  2,486 78
Evo Payments, Class A (1) 1,877 63
ExlService Holdings (1) 1,301 192
Fastly, Class A (1)(2) 4,417 40
Flywire (1) 2,228 51
Grid Dynamics Holdings (1) 1,935 36
Hackett Group  1,051 19
I3 Verticals, Class A (1) 850 17
IBEX (1) 245 5
Information Services Group  1,361 6
International Money Express (1) 1,262 29
Kratos Defense & Security Solutions (1) 4,934 50
Marqeta, Class A (1) 17,525 125
Maximus  2,425 140
MoneyGram International (1) 3,731 39
Paya Holdings (1) 3,373 21
Payoneer Global (1) 8,603 52
Paysafe (1)(2) 13,052 18
Perficient (1) 1,386 90
PFSweb (1) 632 6
Priority Technology Holdings (1) 793 4
Rackspace Technology (1)(2) 2,207 9
Remitly Global (1) 3,941 44
Repay Holdings (1) 3,406 24
Sabre (1) 12,944 67
SolarWinds (1) 1,848 14
Squarespace, Class A (1)(2) 1,215 26
StoneCo, Class A (1) 11,204 107
TTEC Holdings  750 33
Tucows, Class A (1) 385 14
Unisys (1) 2,553 19
Verra Mobility (1) 5,806 89
1,882
Semiconductors & Semiconductor Equipment 2.3%
ACM Research, Class A (1) 1,862 23
Alpha & Omega Semiconductor (1) 869 27
Ambarella (1) 1,451 82
Amkor Technology  4,015 69
Atomera (1)(2) 823 8
Axcelis Technologies (1) 1,292 78
AXT (1) 1,549 10
CEVA (1) 894 24
Cohu (1) 1,910 49
Credo Technology Group Holding (1) 3,848 42
CyberOptics (1) 275 15

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Diodes (1) 1,799 117
FormFactor (1) 3,083 77
Ichor Holdings (1) 1,089 26
Impinj (1) 835 67
indie Semiconductor, Class A (1)(2) 4,086 30
Kulicke & Soffa Industries  2,313 89
MACOM Technology Solutions Holdings (1) 2,015 104
MaxLinear (1) 2,886 94
Onto Innovation (1) 1,966 126
PDF Solutions (1) 1,185 29
Photronics (1) 2,385 35
Power Integrations  2,284 147
Rambus (1) 4,431 113
Rigetti Computing (1) 1,226 2
Rockley Photonics Holdings (1) 3,901 3
Semtech (1) 2,512 74
Silicon Laboratories (1) 1,366 169
SiTime (1) 645 51
SkyWater Technology (1) 445 3
SMART Global Holdings (1)(2) 1,955 31
Synaptics (1) 1,596 158
Transphorm (1) 820 4
Ultra Clean Holdings (1) 1,795 46
Veeco Instruments (1) 2,027 37
2,059
Software 4.7%
8x8 (1)(2) 4,833 17
A10 Networks  2,633 35
ACI Worldwide (1) 4,639 97
Agilysys (1) 793 44
Alarm.com Holdings (1) 1,942 126
Alkami Technology (1)(2) 1,383 21
Altair Engineering, Class A (1) 2,106 93
American Software, Class A  1,449 22
Amplitude, Class A (1)(2) 2,232 34
Appfolio, Class A (1) 760 80
Appian, Class A (1)(2) 1,629 66
Applied Blockchain (1)(2) 308 —
Arteris (1) 648 4
Asana, Class A (1)(2) 3,001 67
Avaya Holdings (1)(2) 3,177 5
AvePoint (1) 4,968 20
Benefitfocus (1)(2) 961 6
Blackbaud (1) 1,865 82
Blackline (1) 2,227 133

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Blend Labs, Class A (1) 7,129 16
Box, Class A (1) 5,602 137
BTRS Holdings, Class A (1) 3,917 36
C3.ai, Class A (1)(2) 2,739 34
Cerence (1) 1,523 24
ChannelAdvisor (1) 1,175 27
Cipher Mining (1)(2) 1,495 2
Cleanspark (1)(2) 1,935 6
CommVault Systems (1) 1,787 95
Consensus Cloud Solutions (1) 635 30
Couchbase (1) 1,038 15
CS Disco (1)(2) 852 8
Cvent Holding (1) 1,853 10
Digimarc (1)(2) 552 7
Digital Turbine (1) 3,736 54
Domo, Class B (1) 1,213 22
Duck Creek Technologies (1) 3,074 36
E2open Parent Holdings (1)(2) 7,918 48
Ebix  1,046 20
eGain (1) 765 6
Enfusion, Class A (1) 1,011 12
EngageSmart (1) 1,354 28
Envestnet (1) 2,184 97
Everbridge (1) 1,566 48
EverCommerce (1) 925 10
ForgeRock, Class A (1) 1,224 18
Greenidge Generation Holdings (1)(2) 489 1
Instructure Holdings (1) 663 15
Intapp (1) 558 10
InterDigital  1,176 48
IronNet (1) 2,480 2
Kaleyra (1) 1,127 1
KnowBe4, Class A (1) 2,892 60
Latch (1)(2) 4,687 4
LivePerson (1) 2,884 27
LiveRamp Holdings (1) 2,722 49
LiveVox Holdings (1)(2) 851 2
Marathon Digital Holdings (1)(2) 4,425 47
Matterport (1) 8,851 34
MeridianLink (1) 899 15
MicroStrategy, Class A (1)(2) 374 79
Mitek Systems (1) 1,642 15
Model N (1) 1,462 50
Momentive Global (1) 5,148 30
N-Able (1) 2,638 24
NextNav (1) 2,814 8

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Olo, Class A (1)(2) 3,682 29
ON24 (1) 1,592 14
OneSpan (1) 1,533 13
PagerDuty (1) 3,360 77
Ping Identity Holding (1) 3,058 86
Progress Software  1,730 74
PROS Holdings (1) 1,629 40
Q2 Holdings (1) 2,206 71
Qualys (1) 1,548 216
Rapid7 (1) 2,347 101
Rimini Street (1) 1,865 9
Riot Blockchain (1)(2) 5,408 38
Sapiens International  1,187 23
SecureWorks, Class A (1) 344 3
ShotSpotter (1) 360 10
Sprout Social, Class A (1) 1,855 113
SPS Commerce (1) 1,459 181
Sumo Logic (1) 4,537 34
Telos (1) 2,149 19
Tenable Holdings (1) 4,425 154
Terawulf (1)(2) 818 1
Upland Software (1) 1,103 9
UserTesting (1) 1,810 7
Varonis Systems (1) 4,325 115
Verint Systems (1) 2,533 85
Veritone (1)(2) 1,166 7
Viant Technology, Class A (1) 608 3
Weave Communications (1) 1,318 7
WM Technology (1) 2,747 4
Workiva (1) 1,924 150
Xperi Holding  4,140 59
Yext (1) 4,681 21
Zeta Global Holdings, Class A (1)(2) 4,387 29
Zuora, Class A (1) 4,864 36
4,157
Technology Hardware, Storage & Peripherals 0.3%
Avid Technology (1) 1,399 33
CompoSecure (1)(2) 297 1
Corsair Gaming (1)(2) 1,477 17
Diebold Nixdorf (1) 2,861 7
Eastman Kodak (1)(2) 2,188 10
IonQ (1) 4,717 24
Super Micro Computer (1) 1,838 101
Turtle Beach (1)(2) 574 4

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Xerox Holdings  4,530 59
256
Total Information Technology 11,146
MATERIALS 3.9%
Chemicals 2.0%
AdvanSix  1,084 35
American Vanguard  1,137 21
Amyris (1)(2) 7,843 23
Aspen Aerogels (1) 1,254 12
Avient  3,674 111
Balchem  1,284 156
Cabot  2,241 143
Chase  292 24
Danimer Scientific (1)(2) 3,621 11
Diversey Holdings (1) 3,113 15
Ecovyst (1) 3,055 26
FutureFuel  1,052 6
Hawkins  770 30
HB Fuller  2,107 127
Ingevity (1) 1,548 94
Innospec  990 85
Intrepid Potash (1) 443 18
Koppers Holdings  808 17
Kronos Worldwide  885 8
Livent (1) 6,510 200
LSB Industries (1) 1,220 17
Mativ Holdings  2,162 48
Minerals Technologies  1,287 64
Origin Materials (1) 4,113 21
Orion Engineered Carbons  2,357 31
Perimeter Solutions (1) 4,844 39
PureCycle Technologies (1)(2) 4,227 34
Quaker Chemical  541 78
Rayonier Advanced Materials (1) 2,328 7
Sensient Technologies  1,664 115
Stepan  847 79
Tredegar  1,083 10
Trinseo  1,406 26
Tronox Holdings, Class A  4,647 57
Valhi  85 2
1,790
Construction Materials 0.1%
Summit Materials, Class A (1) 4,711 113

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
United States Lime & Minerals  83 8
121
Containers & Packaging 0.3%
Cryptyde (1) 702 1
Greif, Class A  1,026 61
Greif, Class B  213 13
Myers Industries  1,404 23
O-I Glass (1) 6,205 80
Pactiv Evergreen  1,664 15
Ranpak Holdings (1) 1,663 6
TriMas  1,653 41
240
Metals & Mining 1.4%
5E Advanced Materials (1) 1,287 13
Alpha Metallurgical Resources  672 92
Arconic (1) 4,053 69
ATI (1) 5,002 133
Carpenter Technology  1,889 59
Century Aluminum (1) 2,073 11
Coeur Mining (1) 11,088 38
Commercial Metals  4,868 173
Compass Minerals International  1,363 52
Constellium (1) 5,032 51
Dakota Gold (1) 1,944 6
Haynes International  487 17
Hecla Mining  21,959 87
Hycroft Mining Holding (1)(2) 5,778 3
Ivanhoe Electric (1) 628 5
Kaiser Aluminum  653 40
Materion  823 66
Novagold Resources (1) 9,511 45
Olympic Steel  374 9
Piedmont Lithium (1) 690 37
PolyMet Mining (1) 1,084 3
Ramaco Resources  858 8
Ryerson Holding  783 20
Schnitzer Steel Industries, Class A  1,032 29
SunCoke Energy  3,208 19
TimkenSteel (1) 1,848 28
Warrior Met Coal  2,045 58
Worthington Industries  1,244 47
1,218
Paper & Forest Products 0.1%
Clearwater Paper (1) 672 25

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Glatfelter  1,665 5
Resolute Forest Products (1) 1,904 38
Sylvamo  1,411 48
116
Total Materials 3,485
MISCELLANEOUS 0.0%
Miscellaneous 0.0%
Fresh Market, EC (3) 110 —
Total Miscellaneous —
REAL ESTATE 6.3%
Equity Real Estate Investment Trusts 5.7%
Acadia Realty Trust, REIT  3,703 47
Agree Realty, REIT  3,169 214
Alexander & Baldwin, REIT  2,880 48
Alexander's, REIT  83 17
American Assets Trust, REIT  1,961 50
Apartment Investment & Management, Class A, REIT  6,151 45
Apple Hospitality REIT, REIT  8,545 120
Armada Hoffler Properties, REIT  2,683 28
Ashford Hospitality Trust, REIT (1)(2) 1,317 9
Bluerock Residential Growth REIT, REIT  1,114 30
Braemar Hotels & Resorts, REIT  2,605 11
Brandywine Realty Trust, REIT  6,746 46
Broadstone Net Lease, REIT  6,736 105
BRT Apartments, REIT  466 9
CareTrust REIT, REIT  3,853 70
CBL & Associates Properties, REIT  1,035 27
Centerspace, REIT  611 41
Chatham Lodging Trust, REIT (1) 1,861 18
City Office REIT, REIT  1,685 17
Clipper Realty, REIT  433 3
Community Healthcare Trust, REIT  940 31
Corporate Office Properties Trust, REIT  4,554 106
CTO Realty Growth, REIT (2) 690 13
DiamondRock Hospitality, REIT  8,329 63
Diversified Healthcare Trust, REIT  9,523 9
Easterly Government Properties, REIT  3,622 57
Empire State Realty Trust, Class A, REIT  5,376 35
Equity Commonwealth, REIT  4,307 105
Essential Properties Realty Trust, REIT  5,577 108
Farmland Partners, REIT  1,949 25
Four Corners Property Trust, REIT  3,296 80
Franklin Street Properties, REIT  3,917 10
Getty Realty, REIT  1,677 45

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Gladstone Commercial, REIT  1,572 24
Gladstone Land, REIT (2) 1,251 23
Global Medical REIT, REIT  2,366 20
Global Net Lease, REIT  4,142 44
Hersha Hospitality Trust, Class A, REIT  1,234 10
Independence Realty Trust, REIT  8,926 149
Indus Realty Trust, REIT  212 11
Industrial Logistics Properties Trust, REIT  2,524 14
Innovative Industrial Properties, REIT  1,124 99
InvenTrust Properties, REIT  2,729 58
iStar, REIT  2,734 25
Kite Realty Group Trust, REIT  8,771 151
LTC Properties, REIT  1,589 60
LXP Industrial Trust, REIT  11,169 102
Macerich, REIT  8,515 68
National Health Investors, REIT  1,738 98
Necessity Retail REIT, REIT  5,331 31
NETSTREIT, REIT (2) 2,431 43
NexPoint Residential Trust, REIT  900 42
Office Properties Income Trust, REIT  1,864 26
One Liberty Properties, REIT  651 14
Orion Office REIT, REIT  2,202 19
Outfront Media, REIT  5,928 90
Paramount Group, REIT  7,649 48
Pebblebrook Hotel Trust, REIT  5,272 77
Phillips Edison, REIT (2) 4,646 130
Physicians Realty Trust, REIT  9,069 136
Piedmont Office Realty Trust, Class A, REIT  4,883 52
Plymouth Industrial REIT, REIT  1,463 25
Postal Realty Trust, Class A, REIT (2) 702 10
PotlatchDeltic, REIT  3,159 130
Retail Opportunity Investments, REIT  4,808 66
RLJ Lodging Trust, REIT  6,336 64
RPT Realty, REIT  3,311 25
Ryman Hospitality Properties, REIT  2,164 159
Sabra Health Care REIT, REIT  9,314 122
Safehold, REIT (2) 860 23
Saul Centers, REIT  462 17
Service Properties Trust, REIT  6,461 34
SITE Centers, REIT  7,891 85
STAG Industrial, REIT  7,247 206
Summit Hotel Properties, REIT  4,171 28
Sunstone Hotel Investors, REIT  8,603 81
Tanger Factory Outlet Centers, REIT  4,028 55
Terreno Realty, REIT  2,991 159
UMH Properties, REIT  1,927 31

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Uniti Group, REIT  9,371 65
Universal Health Realty Income Trust, REIT  505 22
Urban Edge Properties, REIT  4,611 62
Urstadt Biddle Properties, Class A, REIT  1,184 18
Veris Residential, REIT (1) 3,424 39
Washington Real Estate Investment Trust, REIT  3,524 62
Whitestone REIT, REIT  1,794 15
Xenia Hotels & Resorts, REIT  4,658 64
4,973
Real Estate Management & Development 0.6%
American Realty Investors (1) 57 1
Anywhere Real Estate (1) 4,515 37
Compass, Class A (1) 10,671 25
Cushman & Wakefield (1) 6,346 73
DigitalBridge Group  6,431 80
Doma Holdings (1)(2) 5,241 2
Douglas Elliman  2,967 12
eXp World Holdings (2) 2,812 32
Forestar Group (1) 708 8
FRP Holdings (1) 263 14
Kennedy-Wilson Holdings  4,663 72
Marcus & Millichap  1,021 33
Newmark Group, Class A  5,605 45
Offerpad Solutions (1)(2) 2,612 3
RE/MAX Holdings, Class A  749 14
Redfin (1)(2) 4,176 24
RMR Group, Class A  585 14
Seritage Growth Properties, Class A, REIT (1) 1,605 15
St. Joe  1,370 44
Stratus Properties  225 5
Tejon Ranch (1) 828 12
Transcontinental Realty Investors (1) 47 2
567
Total Real Estate 5,540
TRUSTS & FUNDS 0.5%
Trusts & Mutual Funds 0.5%
iShares Russell 2000 ETF (2) 2,675 441
Total Trusts & Funds 441
UTILITIES 3.3%
Electric Utilities 0.7%
ALLETE  2,313 116
MGE Energy  1,450 95
Otter Tail  1,633 101

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
PNM Resources  3,440 157
Portland General Electric  3,599 156
Via Renewables  433 3
628
Gas Utilities 1.2%
Brookfield Infrastructure, Class A  3,938 160
Chesapeake Utilities  707 82
New Jersey Resources  3,874 150
Northwest Natural Holding  1,379 60
ONE Gas  2,164 152
South Jersey Industries  4,943 165
Southwest Gas Holdings  2,691 188
Spire  2,055 128
1,085
Independent Power & Renewable Electricity Producers 0.5%
Altus Power (1) 1,670 18
Clearway Energy, Class A  1,385 40
Clearway Energy, Class C  3,258 104
Montauk Renewables (1) 2,570 45
Ormat Technologies (2) 1,825 157
Sunnova Energy International (1)(2) 4,016 89
453
Multi-Utilities 0.5%
Avista  2,879 107
Black Hills  2,614 177
NorthWestern  2,236 110
Unitil  632 29
423
Water Utilities 0.4%
American States Water  1,465 114
Artesian Resources, Class A  315 15
California Water Service Group  2,153 114
Global Water Resources  496 6
Middlesex Water  689 53
Pure Cycle (1) 714 6
SJW Group  1,100 63
York Water  565 22
393
Total Utilities 2,982
Total Common Stocks (Cost $110,207) 87,521

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS 0.4%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 3.07% (4)(5) 281,174 281
281
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 3.279%, 2/16/23 (6) 40,000 39
39
Total Short-Term Investments (Cost $320) 320
SECURITIES LENDING COLLATERAL 6.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 6.5%
Money Market Funds 6.5%
T. Rowe Price Government Reserve Fund, 3.07% (4)(5) 5,730,645 5,731
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 5,731
Total Securities Lending Collateral (Cost $5,731) 5,731
Total Investments in Securities 106.4%
(Cost $116,258) $ 93,572
Other Assets Less Liabilities (6.4)% (5,609)
Net Assets 100.0% $ 87,963
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at September 30, 2022.
(3) Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
(6) At September 30, 2022, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
CVR Contingent Value Rights
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
ETF Exchange-Traded Fund
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Small-Cap Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 4 Russell 2000 E-Mini Index contracts 12/22 334 $ (32)
Net payments (receipts) of variation margin to date 30
Variation margin receivable (payable) on open futures contracts $ (2)

T. ROWE PRICE Small-Cap Index Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.07% $ — $ — $ 2++
Totals $ —# $ — $ 2+
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
09/30/22
T. Rowe Price Government
Reserve Fund, 3.07% $ 3,572  ¤  ¤ $ 6,012
Total $ 6,012^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $2 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $6,012.

T. ROWE PRICE Small-Cap Index Fund
Unaudited
Notes to Portfolio of Investments
52
T. Rowe Price Small-Cap Index Fund  (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation
Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)

T. ROWE PRICE Small-Cap Index Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other

T. ROWE PRICE Small-Cap Index Fund

valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 87,520 $ — $ 1 $ 87,521
Short-Term Investments 281 39 — 320
Securities Lending Collateral 5,731 — — 5,731
Total $ 93,532 $ 39 $ 1 $ 93,572
Liabilities
Futures Contracts* $ 32 $ — $ — $ 32
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Small-Cap Index Fund

In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.